Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
24.
SUBSEQUENT EVENTS

On March 23, 2026, the Group entered into an agreement to transfer all of the equity interests in Guangzhou Shangzhi Side Technology Co., Ltd., a subsidiary wholly-owned by the Group, to a third party buyer for total cash consideration of RMB126,000. As of December 31, 2025, the disposed asset group primarily consisted of a building located in Guangzhou and did not meet the criteria to be classified as held for sale and continued to be accounted for as held for use. The Group is currently evaluating the impact of this transaction on its consolidated financial statements.